Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 11,129,720
Ending balance	13,766,638	₩ 11,129,720
Beginning balance	16,915,572
Ending balance	18,825,390	16,915,572
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	952,319
Ending balance	1,064,856	952,319
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	31,565	(4,194)
Disposal	(31,565)	0
Amount recognized in profit or loss	0	43,150
Amount recognized in other comprehensive income	1,113	(7,391)
Ending balance	1,113	31,565
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	215,332	2,637
Purchases	3,046	205,323
Reclassification	(54,921)
Changes in consolidation scope	0	46,208
Amount recognized in profit or loss	(22,177)	(38,836)
Ending balance	141,280	215,332
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	577,085	432,509
Purchases	226,310	492,842
Reclassification	(8,962)	(25,757)
Changes in scope of consolidation	0	353
Disposal	(179,740)	(418,029)
Amount recognized in profit or loss	(2,624)	95,167
Ending balance	612,069	577,085
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	323,373	50,789
Purchases	262,408	118,648
Reclassification	8,122	14,633
Changes in scope of consolidation	(40)	(3,051)
Disposal	(97,426)	(5,325)
Amount recognized in profit or loss	18	71
Amount recognized in other comprehensive income	674	147,608
Ending balance	₩ 497,129	₩ 323,373